Note 16 - Capital Management - Summary of Dividends Declared and Distributed (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Jul. 31, 2025	Jan. 31, 2024	Jun. 30, 2023	Jan. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [line items]
Per share	$ 0.4	$ 0.4	$ 0.4	$ 0.8	$ 0.8	$ 0.8	$ 1.2
Total dividends					$ 71,167	$ 70,398	$ 107,222
Offset against receivables					0	32,962	84,116
Paid in cash					$ 71,167	$ 37,435	$ 23,105
ADS [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Per share					$ 0.8	$ 0.8	$ 1.2
Total dividends					$ 71,167	$ 70,398	$ 107,222
Special [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Payment date							Feb. 09, 2023
Per share							$ 0.8
Total dividends							$ 71,256
Offset against receivables							58,983
Paid in cash							$ 12,273
Recurring Semi-annual Dividend [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Payment date					Jan. 13, 2025	Jan. 09, 2024	Jul. 12, 2023
Per share					$ 0.4	$ 0.4	$ 0.4
Total dividends					$ 35,395	$ 35,007	$ 35,965
Offset against receivables					0	25,133	25,133
Paid in cash					$ 35,395	$ 9,874	$ 10,832
Recurring Semi-annual Dividend [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Payment date					Jul. 15, 2025	Jul. 15, 2024
Per share					$ 0.4	$ 0.4
Total dividends					$ 35,772	$ 35,391
Offset against receivables					0	7,829
Paid in cash					$ 35,772	$ 27,561